Deferred Tax (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting

The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Deferred tax asset to be recovered after more than 12 months	3,030	7,028
Deferred tax liability to be paid after more than 12 months	—	—
	3,030	7,028

Summary of Change in Deferred Income Tax

The change in the deferred income tax account is as follows:

THREE MONTH ENDED MARCH 31, 2022
Deferred tax asset at the beginning of the period	7,028
Business combination	(4,008)
Charged to the consolidated statement of comprehensive income	122
Translation differences	(112)
Deferred tax asset at the end of the period	3,030

Disclosure of Deferred Taxes Calculated on Temporary Differences

Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Intangible assets	6,366	6,481
Business combinations	(3,796)	—
Trading losses and other allowances	460	547
Net deferred tax assets	3,030	7,028